Related Party Transactions - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	Feb. 05, 2018	Jul. 10, 2017 USD ($) $ / shares shares	May 16, 2017 USD ($) shares	May 16, 2017 CNY (¥) shares	Dec. 31, 2017 shares	Jan. 01, 2017
YY Inc [Member]
Related Party Transaction [Line Items]
Number of patents and technologies						39
Number of patents						12
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Term of agreement	3 years
Effective date of agreement	Mar. 08, 2018
Series A Preferred Shares [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued			22,058,823	22,058,823	22,058,823
Shares issued price per share | $ / shares		$ 3.4
Proceeds from Issuance of Preferred Stock		$ 35,000	$ 75,000	¥ 509,730
Series A Preferred Shares [Member] | Jungle TT Limited [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued		4,411,765
Series A Preferred Shares [Member] | New Wales Holdings Limited [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued		4,411,765
Series A Preferred Shares [Member] | Legend Rank Ventures Limited [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued		1,470,588